RELATED PARTY TRANSACTIONS - Income statement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Power purchase and revenue agreements	$ 286,000,000	$ 558,000,000	$ 534,000,000
Wind levelization agreement	0	1,000,000	7,000,000
Total related party revenues	286,000,000	559,000,000	541,000,000
Direct operating costs
Energy purchases	0	(22,000,000)	(20,000,000)
Energy marketing & other services	(4,000,000)	(20,000,000)	(24,000,000)
Insurance services	(24,000,000)	(23,000,000)	(25,000,000)
Total related party direct operating costs	(28,000,000)	(65,000,000)	(69,000,000)
Interest expense
Borrowings	(2,000,000)	(7,000,000)	(13,000,000)
Contract balance accretion	(13,000,000)	(8,000,000)	0
Interest expense	(15,000,000)	(15,000,000)	(13,000,000)
Management service costs	(235,000,000)	(135,000,000)	(94,000,000)
Brookfield Asset Management
Direct operating costs
Insurance services	$ 0	$ 1,000,000	$ 1,000,000